Segmented and Geographic Information and Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and cash equivalents	$ 2,061	$ 1,964
Trade and other receivables	9,486	11,552
Inventories	8,657	8,835
Prepaid expenses	2,832	3,030
Restricted cash	4,351	4,139
Property, plant and equipment	153,101	161,299
Total assets	180,488	190,819
Trade and other payables	22,960	27,060
Derivative instruments	1,230	991
Shares pending issuance from retraction	436	0
Pre-payment facility	2,250	0
Other long-term liabilities	1,610	1,815
Metals contract liability	36,837	30,989
Convertible debenture	15,384	9,621
Promissory notes	4,275	2,500
Royalty payable	3,947	0
Government loan	0	222
Post-employment benefit obligations	6,537	6,969
Decommissioning provision	12,193	11,715
Deferred tax liabilities	629	348
Total liabilities	108,288	92,230
Revenue	89,562	85,016	$ 45,051
Cost of sales	(75,060)	(72,092)	(84,794)
Depletion and amortization (Note 8)	(20,849)	(21,340)	(15,795)
Care and maintenance costs	(3,842)	(4,500)	(12,733)
Corporate general and administrative	(8,606)	(9,380)	(10,267)
Exploration costs	(3,432)	(3,784)	(3,875)
Accretion on decommissioning provision	(587)	(427)	(203)
Interest and financing expense	(8,189)	(1,798)	(4,870)
Foreign exchange gain (loss)	404	(3,558)	391
Gain on disposal of assets	402	0
Impairment to property, plant and equipment	(6,000)	(13,440)	(55,979)
Loss on metals contract liability	(3,396)	(657)	(20,780)
Other gain on derivatives	120	214	1,668
Fair value loss on royalty payable	(760)	0
Gain on government loan forgiveness	0	4,277
Income (loss) before income taxes	(40,233)	(41,469)	(162,186)
Income tax recovery (expense)	2,060	(3,718)	1,610
Net income (loss) for the year	(38,173)	(45,187)	(160,576)
Other long-term liabilities	1,610	1,815
Loss on metals contract liability	3,396	657	20,780
Loss before income taxes	(40,233)	(41,469)	(162,186)
Convertible debenture	0	9,621
Cosala Operations [Member]
Statement [Line Items]
Cash and cash equivalents	687	317
Inventories	6,310	5,390
Prepaid expenses	1,003	745
Restricted cash	162	141
Property, plant and equipment	51,600	52,141
Total assets	66,830	62,655
Trade and other payables	12,184	12,861
Shares pending issuance from retraction	0	0
Pre-payment facility	0	0
Convertible debenture	0	0
Royalty payable	0	0
Government loan	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	2,605	2,070
Total liabilities	15,448	15,279
Revenue	46,163	53,418	5,491
Cost of sales	(36,160)	(33,371)	(3,605)
Depletion and amortization (Note 8)	(7,982)	(7,375)	(1,657)
Care and maintenance costs	0	0	(7,309)
Corporate general and administrative	0	0	0
Exploration costs	(835)	(1,296)	(58)
Accretion on decommissioning provision	(212)	(164)	(125)
Interest and financing expense	(296)	(210)	(186)
Foreign exchange gain (loss)	(664)	(863)	184
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0	(356)
Loss on metals contract liability	0	0	0
Other gain on derivatives	0	0	0
Fair value loss on royalty payable	0	0
Gain on government loan forgiveness	0	0
Income (loss) before income taxes	14	10,139	(7,621)
Income tax recovery (expense)	1,876	(4,695)	(98)
Net income (loss) for the year	1,890	5,444	(7,719)
Derivative instruments	0	0
Other long-term liabilities	30	0
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	629	348
Loss on metals contract liability	0	0	0
Loss before income taxes	14	10,139	(7,621)
Trade and other receivables	7,068	3,921
Galena Complex [Member]
Statement [Line Items]
Cash and cash equivalents	791	204
Inventories	2,244	2,727
Prepaid expenses	909	1,232
Restricted cash	53	53
Property, plant and equipment	73,490	70,479
Total assets	79,875	82,288
Trade and other payables	4,843	8,029
Shares pending issuance from retraction	0	0
Pre-payment facility	2,250	0
Royalty payable	0	0
Government loan	0	222
Post-employment benefit obligations	6,537	6,969
Decommissioning provision	5,563	5,603
Total liabilities	20,267	22,015
Revenue	43,283	31,405	34,915
Cost of sales	(38,132)	(30,969)	(31,367)
Depletion and amortization (Note 8)	(9,093)	(7,473)	(6,623)
Care and maintenance costs	(594)	(513)	(997)
Corporate general and administrative	0	0	0
Exploration costs	(2,455)	(2,122)	(3,181)
Accretion on decommissioning provision	(217)	(158)	(28)
Interest and financing expense	(414)	(63)	0
Foreign exchange gain (loss)	0	0	0
Gain on disposal of assets	283	0
Impairment to property, plant and equipment	0	0	0
Loss on metals contract liability	0	0	0
Other gain on derivatives	0	0	0
Fair value loss on royalty payable	0	0
Gain on government loan forgiveness	0	4,277
Income (loss) before income taxes	(7,339)	(5,616)	(7,281)
Income tax recovery (expense)	184	977	518
Net income (loss) for the year	(7,155)	(4,639)	(6,763)
Derivative instruments	0	0
Other long-term liabilities	1,074	1,192
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	0	0
Loss on metals contract liability	0	0	0
Loss before income taxes	(7,339)	(5,616)	(7,281)
Trade and other receivables	2,388	7,593
Convertible debenture	0	0
Relief Canyon [Member]
Statement [Line Items]
Cash and cash equivalents	43	717
Inventories	103	718
Prepaid expenses	404	452
Restricted cash	4,136	3,945
Property, plant and equipment	27,404	37,927
Total assets	32,090	43,759
Trade and other payables	1,421	2,658
Shares pending issuance from retraction	0	0
Pre-payment facility	0	0
Convertible debenture	0	0
Royalty payable	0	0
Government loan	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	4,025	4,042
Total liabilities	5,446	6,700
Revenue	116	193	4,645
Cost of sales	(768)	(7,752)	(49,822)
Depletion and amortization (Note 8)	(3,614)	(6,338)	(7,355)
Care and maintenance costs	(3,248)	(3,987)	(4,427)
Corporate general and administrative	0	0	0
Exploration costs	(142)	(366)	(636)
Accretion on decommissioning provision	(158)	(105)	(50)
Interest and financing expense	(633)	(1,199)	(1,766)
Foreign exchange gain (loss)	0	0	0
Gain on disposal of assets	119	0
Impairment to property, plant and equipment	(6,000)	(13,440)	(55,623)
Loss on metals contract liability	0	0	0
Other gain on derivatives	0	0	0
Fair value loss on royalty payable	0	0
Gain on government loan forgiveness	0	0
Income (loss) before income taxes	(14,328)	(32,994)	(115,034)
Income tax recovery (expense)	0	0	0
Net income (loss) for the year	(14,328)	(32,994)	(115,034)
Trade and other receivables Eight	0	0
Derivative instruments	0	0
Other long-term liabilities	0	0
Metals contract liability	0	0
Promissory note	0	0
Deferred tax liabilities	0	0
Loss on metals contract liability	0	0	0
Loss before income taxes	(14,328)	(32,994)	(115,034)
Corporate and Other [Member]
Statement [Line Items]
Cash and cash equivalents	540	726
Inventories	0	0
Prepaid expenses	516	601
Restricted cash	0	0
Property, plant and equipment	607	752
Total assets	1,693	2,117
Trade and other payables	4,512	3,512
Shares pending issuance from retraction	436	0
Pre-payment facility	0	0
Convertible debenture	15,384	9,621
Royalty payable	3,947	0
Government loan	0	0
Post-employment benefit obligations	0	0
Decommissioning provision	0	0
Total liabilities	67,127	48,236
Revenue	0	0	0
Depletion and amortization (Note 8)	(160)	(154)	(160)
Care and maintenance costs	0	0	0
Corporate general and administrative	(8,606)	(9,380)	(10,267)
Exploration costs	0	0	0
Accretion on decommissioning provision	0	0	0
Interest and financing expense	(6,846)	(326)	(2,918)
Foreign exchange gain (loss)	1,068	(2,695)	207
Gain on disposal of assets	0	0
Impairment to property, plant and equipment	0	0	0
Loss on metals contract liability	3,396	657	20,780
Other gain on derivatives	120	214	1,668
Fair value loss on royalty payable	(760)	0
Gain on government loan forgiveness	0	0
Income (loss) before income taxes	(18,580)	(12,998)	(32,250)
Income tax recovery (expense)	0	0	1,190
Net income (loss) for the year	(18,580)	(12,998)	(31,060)
Derivative instruments	1,230	991
Other long-term liabilities	506	623
Metals contract liability	36,837	30,989
Promissory note	4,275	2,500
Deferred tax liabilities	0	0
Loss on metals contract liability	(3,396)	(657)	(20,780)
Loss before income taxes	(18,580)	(12,998)	$ (32,250)
Trade and other receivables	$ 30	$ 38